Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Total assets	$ 77,323	$ 94,009
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Total assets	17,956	17,392
Corporate
Segment Reporting [Line Items]
Total assets	$ 59,367	$ 76,617